Note 8 - Income Taxes (Details) - Income Tax (Benefit) Expense Differed from the Amounts Computed By Applying The U.S. Federal Statutory Tax Rates to Pretax Income (USD $)
In Millions, unless otherwise specified
	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Note 8 - Income Taxes (Details) - Income Tax (Benefit) Expense Differed from the Amounts Computed By Applying The U.S. Federal Statutory Tax Rates to Pretax Income [Line Items]
Income tax (benefit) expense	$ (5.8)	$ 13.0	$ (6.7)	$ 24.7
Successor [Member]
Note 8 - Income Taxes (Details) - Income Tax (Benefit) Expense Differed from the Amounts Computed By Applying The U.S. Federal Statutory Tax Rates to Pretax Income [Line Items]
U.S. Federal Statutory tax rate	35.00%		35.00%
Taxes computed at U.S. statutory rate	(70.5)		(10.8)
State income taxes, net of Federal benefit	0.4		0.8
Preferred dividend valuation	60.2
Tax on foreign operations	0.4		(7.7)
Net change in reserve	(0.7)		1.5
Change in valuation allowances	(0.9)		0.2
Provision for tax on undistributed foreign earnings	0.8		(3.7)
Change of tax rate			(0.5)
Non-deductible Transaction Costs	4.2		6.5
Purchase Price Contigency			6.6
Other, net	0.3		0.4
Income tax (benefit) expense	(5.8)		(6.7)
Effective tax rate	2.89%		21.65%
Predecessor [Member]
Note 8 - Income Taxes (Details) - Income Tax (Benefit) Expense Differed from the Amounts Computed By Applying The U.S. Federal Statutory Tax Rates to Pretax Income [Line Items]
U.S. Federal Statutory tax rate		35.00%		35.00%
Taxes computed at U.S. statutory rate		9.3		24.8
State income taxes, net of Federal benefit		(2.2)		(0.4)
Tax on foreign operations		0.8		(11.6)
Net change in reserve		(0.1)		5.7
Change in valuation allowances		3.6		6.9
Provision for tax on undistributed foreign earnings		(0.7)		0.2
Change of tax rate		(0.5)		(1.0)
Non-deductible Transaction Costs		1.9
Foreign exchange impact on provision		0.1		0.1
Other, net		0.8
Income tax (benefit) expense		$ 13.0		$ 24.7
Effective tax rate		48.95%		34.78%